INCOME TAXES (Details 2)	12 Months Ended
Dec. 31, 2021 USD ($)
Statement [Line Items]
Net operating loss carryforwards	$ 6,687,000
2020 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 732,000
Year Originated	2020
Year of Expiration	2040
2009 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 86,000
Year Originated	2009
Year of Expiration	2029
2001 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 664,000
Year Originated	2001
Year of Expiration	2021
2002 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 522,000
Year Originated	2002
Year of Expiration	2022
2010 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 541,000
Year Originated	2010
Year of Expiration	2030
2011 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 480,000
Year Originated	2011
Year of Expiration	2031
2012 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 177,000
Year Originated	2012
Year of Expiration	2032
2013 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 121,000
Year Originated	2013
Year of Expiration	2033
2014 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 70,000
Year Originated	2014
Year of Expiration	2034
2015 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 127,000
Year Originated	2015
Year of Expiration	2035
2016 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 147,000
Year Originated	2016
Year of Expiration	2036
2017 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 140,000
Year Originated	2017
Year of Expiration	2037
2018 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 194,000
Year Originated	2018
Year of Expiration	2038
2019 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 337,000
Year Originated	2019
Year of Expiration	2039
2003 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 564,000
Year Originated	2003
Year of Expiration	2023
2004 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 353,000
Year Originated	2004
Year of Expiration	2024
2005 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 264,000
Year Originated	2005
Year of Expiration	2025
2006 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 355,000
Year Originated	2006
Year of Expiration	2026
2007 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 373,000
Year Originated	2007
Year of Expiration	2027
2008 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 351,000
Year Originated	2008
Year of Expiration	2028
2021 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 753,000
Year Originated	2021
Year of Expiration	2041